Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,992,000
Total Fee Amount	275.10
Total Offset Amount	0
Net Fee	$ 275.09
Offset Table N/A	N/A